SHARE CAPITAL - Issued and Outstanding (Details)												1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 08, 2020 USD ($) $ / shares shares	Aug. 12, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) shares	Jun. 16, 2020 USD ($) $ / shares shares	May 28, 2020 shares	May 26, 2020 USD ($) shares	Jan. 06, 2020 USD ($) $ / shares shares	May 16, 2019 USD ($) $ / shares shares	Mar. 15, 2019 shares	Mar. 12, 2019 shares	Feb. 28, 2019 shares	Mar. 31, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) Options shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) Options shares
SHARE CAPITAL
Balance														$ (14,445,765)	$ (14,445,765)	$ (8,332,838)	$ (35,200,448)
Common shares issued from exercise of Warrants																1,437,131	113,985,426
Common Shares issued from exercise of stock options															204
Share-based payments															$ 4,846,776	3,189,808	$ 3,292,877
Common Shares issued from private placement (vii)																1,664,662
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares) | shares										49,624
Share issue related cost				$ 278,482
Issue of broker warrants																315,611
Common Shares issued from exercise of stock options (in shares) | Options															50		49
Balance															$ 1,977,517	(14,445,765)	$ (8,332,838)
Proceeds from exercise of warrants															$ 4,973,035	1,200,400	$ 13,816,648
Issued for cash on exercise of options (in shares) | Options															50		49
Gross proceeds from issuance of shares															$ 5,000,000	11,483,496
Fair value charge for broker warrants issued																$ 315,611
Basis of exchange of warrants | shares										0.085						0.00085
Common Shares issued from public offerings															31,765,981	$ 7,802,417
Common Shares issued from exercise of 2017 Notes															1,293,093	13,095,938	$ 18,582,374
Underwritten Public Offering
SHARE CAPITAL
Gross proceeds from issuance of shares												$ 5,000,000	$ 5,000,000
Number Of Broker Warrants Issued | shares									72,222		72,222	144,444	144,444
Number Of Broker Warrants Issued | shares									72,222		72,222	144,444	144,444
January 2020 Public offering
SHARE CAPITAL
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares) | shares					672,937
Share issue related cost							$ 185,883
Issue of broker warrants							$ 82,597
Number of Warrants Initially Granted | shares							157,721
Proceeds from exercise of warrants							$ 10,000,000
Number of warrants cancelled and surrendered | shares					2,176,490
Gross proceeds from issue of units							10,000,000
Underwriting commission							462,880
Fair value charge for broker warrants issued							$ 82,597
Number of broker warrants issued | shares							157,721
Basis of exchange of warrants | shares					0.3092
June 2020 Public offering
SHARE CAPITAL
Proceeds from exercise of warrants				$ 11,500,000
Number of units issued | shares				3,883,036
Issue price per unit | $ / shares				$ 2.973
Underwriting commission				$ 1,215,274
Fair value charge for compensation warrants				$ 162,467
August 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares) | shares		4,532,772
Share issue related cost		$ 109,918
Issuance price (in USD per share) | $ / shares		$ 2.775
Issue price per unit | $ / shares		$ 2.775
Gross proceeds from issue of units		$ 12,600,000
Number of common shares per warrant | shares		1
Gross proceeds from issuance of shares		$ 12,600,000
Underwriting commission		1,057,302
Fair value charge for compensation warrants		$ 242,989
December 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares) | shares	6,230,803
Share issue related cost	$ 178,968
Issuance price (in USD per share) | $ / shares	$ 0.9801
Issue price per unit | $ / shares	$ 0.9801
Gross proceeds from issue of units	$ 6,100,000
Number of common shares per warrant | shares	1
Underwriting commission	$ 659,410
Fair value charge for compensation warrants	96,114
2020 Compensation Warrants
SHARE CAPITAL
Share issue related cost	$ 200,386
Number Of Broker Warrants Issued | shares	405,002	294,630		252,397
Number Of Broker Warrants Issued | shares	405,002	294,630		252,397
Series B Units
SHARE CAPITAL
Number of units issued | shares																	35,128,148
Basis of exchange of warrants | shares							1
Series B Units | January 2020 Public offering
SHARE CAPITAL
Number of units issued | shares							1,241,490
Issue price per unit | $ / shares							$ 4.1350
Series C Warrants
SHARE CAPITAL
Number of Warrants Initially Granted | shares																	10,273,972
Proceeds from exercise of warrants																1,186,027
Derecognition of derivative financial liability																$ 5,638
Number of Warrants Exercised | shares																822,192	9,451,780
Number of broker warrants issued | shares																	10,273,972
Series D Warrants
SHARE CAPITAL
Fair value of related derivative liability																	$ 4,459,249
Proceeds from exercise of warrants																	$ 16,988
Number of Warrants Exercised | shares																	1,698,841
Series F Warrants
SHARE CAPITAL
Derecognition of derivative financial liability																	$ 29,085,125
Number of Warrants Exercised | shares																	22,431,506
2017 Convertible Notes
SHARE CAPITAL
Common Shares issued from exercise of 2017 Notes (in share) | shares						500,014
Derecognition of derivative financial liability																$ 13,095,938	$ 20,555,832
Aggregate principal amount of 2017 Notes converted						$ 1,016,000
Amount of notes converted to shares																11,197,000	17,640,000
2019 Convertible Notes
SHARE CAPITAL
Repayments of notes		$ 4,877,225	$ 4,877,225
2019 Convertible Notes | Private placement
SHARE CAPITAL
Original issue discount on convertible notes								15.00%
Principal amount								$ 11,500,000
Gross proceeds from issue of convertible notes								$ 9,775,000
Contributed Surplus
SHARE CAPITAL
Balance														$ 29,766,225	29,766,225	26,260,806	23,056,846
Common Shares issued from exercise of stock options															(174)		(88,917)
Share-based payments															4,846,776	3,189,808	3,292,877
Issue of broker warrants																315,611
Common Shares issued from exercise of restricted share units															$ (151,938)
Balance (in shares) | shares															35,045,056
Balance															$ 35,045,056	29,766,225	26,260,806
Fair value charge for broker warrants issued																315,611
Contributed Surplus | Underwritten Public Offering
SHARE CAPITAL
Common Shares issued from public offerings																315,611
Contributed Surplus | January 2020 Public offering
SHARE CAPITAL
Issue of broker warrants															82,597
Fair value charge for broker warrants issued															82,597
Contributed Surplus | June 2020 Public offering
SHARE CAPITAL
Issue of broker warrants															162,467
Fair value charge for broker warrants issued															162,467
Series A Units | January 2020 Public offering
SHARE CAPITAL
Number of units issued | shares							1,185,000
Issue price per unit | $ / shares							$ 4.1351
Series B Warrants
SHARE CAPITAL
Fair value of related derivative liability																	32,988,998
Proceeds from exercise of warrants																	13,799,659
Derecognition of derivative financial liability																$ 16,931	$ 1,004,195
Number of Warrants Exercised | shares																822,192	9,451,780
Series E Warrants
SHARE CAPITAL
Number Of Warrants Cancelled And Surrendered | shares																22,431,506
Series A Warrants
SHARE CAPITAL
Number of Warrants Exercised | shares																822,192	9,451,780
Number Of Warrants Cancelled And Surrendered | shares																35,950,340
Series B Pre-funded warrants | Registered direct offering
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares														1,241,490
January 2020 Warrants
SHARE CAPITAL
Number of warrants cancelled and surrendered | shares					2,176,490
Basis of exchange of warrants | shares					0.3092
May 2020 Warrants
SHARE CAPITAL
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares) | shares		1,925,049	1,925,049		672,937
Warrants One [Member] | August 2020 Public offering
SHARE CAPITAL
Issue of broker warrants															242,989
Fair value charge for broker warrants issued															242,989
Warrants Two [Member] | August 2020 Public offering
SHARE CAPITAL
Issue of broker warrants															96,114
Fair value charge for broker warrants issued															$ 96,114
Common shares
SHARE CAPITAL
Balance (in shares) | shares														8,706,779	8,706,779	2,801,720	102,916
Balance														$ 328,460,681	$ 328,460,681	$ 304,460,533	$ 171,803,816
Common shares issued from exercise of Warrants (in shares) | shares																	49
Common Shares issued from exercise of stock options															$ 378		$ 88,917
Common Shares issued from exchange of Series A and Series E Warrants (xi)																$ 234,173
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares) | shares																49,624
Common Shares issued from exercise of stock options (in shares)															50
Common Shares issued from exercise of restricted share units															$ 151,938
Common Shares issued from exercise of restricted share units (in shares)															50,986
Common Shares issued from Warrant conversion																$ 234,173
Balance (in shares) | shares															28,928,916	8,706,779	2,801,720
Balance															$ 369,775,383	$ 328,460,681	$ 304,460,533
Issued for cash on exercise of options (in shares)															50
Common shares | Underwritten Public Offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares) | shares																2,222,222
Share issue related cost																$ 611,972
Issue of broker warrants																315,611
Gross proceeds from issuance of shares																10,000,000
Underwriting commission																$ 1,270,000
Number Of Broker Warrants Issued | shares																144,444
Fair value charge for broker warrants issued																$ 315,611
Common Shares issued from public offerings																$ 7,802,417
Number Of Broker Warrants Issued | shares																144,444
Common shares | Private placement
SHARE CAPITAL
Common Shares issued from private placement (vii)																$ 1,664,662
Common Shares issued from private placement (vii) (in shares) | shares								334,951								334,951
Gross proceeds from issuance of shares								$ 1,664,662
Share issue price per share | $ / shares								$ 5.15
Common shares | January 2020 Public offering
SHARE CAPITAL
Issue of broker warrants															$ (82,597)
Fair value charge for broker warrants issued															$ (82,597)
Common shares | June 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares) | shares															3,883,036
Share issue related cost															$ (1,215,274)
Issue of broker warrants															(162,467)
Fair value charge for broker warrants issued															(162,467)
Common Shares issued from public offerings															$ 9,591,099
Common shares | August 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares) | shares															4,532,772
Common Shares issued from exchange of Series A and Series E Warrants (xi)															$ 7,718,346
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares) | shares															1,925,049
Share issue related cost															$ (1,057,302)
Common Shares issued from Warrant conversion															7,718,346
Common Shares issued from public offerings															$ 12,238,484
Common shares | Series B Units
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares																223,304
Number of warrants issued | shares																	1,315,281
Common shares | Series C Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares															822	822	9,452
Common shares issued from exercise of Warrants																$ 1,186,027	$ 15,854,206
Common shares | Series D Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares																	1,699
Common shares issued from exercise of Warrants																	$ 1,021,183
Number of Warrants Exercised | shares																	1,699
Common shares | Series F Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares																	295,740
Common shares issued from exercise of Warrants																	$ 42,990,737
Common shares | 2017 Convertible Notes
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares															500,014	3,074,136	1,076,583
Common shares issued from exercise of Warrants															$ 1,293,093
Common Shares issued from exercise of 2017 Notes (in share) | shares																3,074,136
Common Shares issued from exercise of 2017 Notes																$ 13,095,938	$ 18,582,374
Common shares | Series A Units
SHARE CAPITAL
Common Shares issued from public offerings (in shares) | shares															1,185,000
Common Shares issued from public offerings															$ 4,111,950
Common shares | Series A Units | December 2020 Public offering
SHARE CAPITAL
Common Shares issued from public offerings (in shares) | shares															6,230,803
Share issue related cost															$ (659,410)
Common Shares issued from public offerings															5,333,567
Common shares | Series A and Series B Units | January 2020 Public offering
SHARE CAPITAL
Share issue related cost															$ (462,880)
Common shares | Series B Warrants
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares																223,304	1,315,281
Common shares issued from exercise of Warrants																$ 16,931	$ 54,119,300
Common shares | Series E Warrants
SHARE CAPITAL
Number Of Warrants Cancelled And Surrendered | shares																49,624
Common shares | Series B Pre-funded warrants | January 2020 Public offering
SHARE CAPITAL
Common shares issued from exercise of Warrants (in shares) | shares															1,241,490
Common shares issued from exercise of Warrants															$ 3,885,746
Common shares | January 2020 Warrants
SHARE CAPITAL
Common Shares issued from exchange of Series A and Series E Warrants (xi)															$ 969,133
Common Shares issued from exchange of Series A and Series E Warrants (xi) (in shares) | shares															672,937
Common Shares issued from Warrant conversion															$ 969,133
Common shares | Warrants One [Member] | August 2020 Public offering
SHARE CAPITAL
Issue of broker warrants															(242,989)
Fair value charge for broker warrants issued															(242,989)
Common shares | Warrants Two [Member] | August 2020 Public offering
SHARE CAPITAL
Issue of broker warrants															(96,114)
Fair value charge for broker warrants issued															$ (96,114)